DEBT (Tables)	12 Months Ended
Dec. 31, 2023
DEBT
Schedule of short-term and long-term debt

	As of December 31,
	2022	2023
Short-term debt:
Long-term bank borrowings, current portion	208	125
Short-term bank borrowings	3,035	329
Convertible senior notes, current portion	—	3,537
FF&E liability, current portion	45	58
Total	3,288	4,049

Long-term debt:
Long-term bank borrowings, non-current portion	2,929	1,050
Convertible senior notes, non-current portion	3,463	—
FF&E liability, non-current portion	228	199
Others	15	16
Total	6,635	1,265

Schedule of contractual maturities of the group's long-term debt	The contractual maturities of the Group’s debt as of December 31, 2023 were as follows:

Year Ending December 31,	Principal Amounts
2024	4,053
2025	787
2026	342
2027	33
2028	25
Thereafter	79
Total	5,319